Summary of Significant Accounting Policies - Additional Information (Details)			12 Months Ended
	Jan. 01, 2018 USD ($)	Jan. 01, 2018 CNY (¥)	Dec. 31, 2019 USD ($) Customer Segment $ / ¥	Dec. 31, 2018 USD ($) Customer $ / ¥	Dec. 31, 2017 USD ($) $ / ¥	Dec. 31, 2019 CNY (¥) $ / ¥	Dec. 31, 2016 USD ($)
Summary Of Accounting Policies [Line Items]
Exchange rates used for translation | $ / ¥			6.9762	6.8632	6.5342	6.9762
Number of customers accounted for more than 10% of net revenues | Customer			0	0
Assets measured at fair value				$ 445,000	$ 1,514,000		$ 1,514,000
Impairment of long-lived assets			$ 0	0	0
Cumulative effect of retained earnings, net of tax	$ 5,000,000	¥ 33,000,000		5,047,000
Discretionary payment			8,511,000	4,605,000	4,576,000
Advertising expense			$ 0	1,303,000	$ 828,000
Number of reportable segments | Segment			1
Accounting Standards Update 2016-08
Summary Of Accounting Policies [Line Items]
Consumption loan			$ 5,000,000
Safeguard Program
Summary Of Accounting Policies [Line Items]
Minimum loan delinquent period			180 days
Minimum [Member]
Summary Of Accounting Policies [Line Items]
Loans receivable portfolio, personal loans term			7 days
Minimum [Member] | Safeguard Program | Repayments Rate
Summary Of Accounting Policies [Line Items]
Percentage of subsequent loan repayments			1			1
Maximum
Summary Of Accounting Policies [Line Items]
Loans receivable portfolio, personal loans term			3 years
Remaining lease term			4 years
Maximum | Consumption Loans
Summary Of Accounting Policies [Line Items]
Short-term loans period			3 months
Loan principal amount			$ 74			¥ 506
Maximum | Safeguard Program | Repayments Rate
Summary Of Accounting Policies [Line Items]
Percentage of subsequent loan repayments			2			2
Fair Value Measurements Non-recurring
Summary Of Accounting Policies [Line Items]
Assets measured at fair value			$ 0	0
Fair Value, Inputs, Level 3
Summary Of Accounting Policies [Line Items]
Fair value classified amount			$ 0	$ 445,000
Haidong CRF Micro-credit Co., Ltd. (“Haidong CRF Micro-credit”)
Summary Of Accounting Policies [Line Items]
Direct owned percentage			30.00%			30.00%
Indirect owned percentage			70.00%			70.00%
Percentage of ownership			100.00%
Qianhai Shuliang (Shenzhen) Technology Co., Ltd.
Summary Of Accounting Policies [Line Items]
Percentage of ownership			100.00%